Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on each financial statement - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Warrant liability	$ 12,611,665				$ 12,611,665		$ 12,061,764
Total liabilities	16,362,449				16,362,449		12,546,411	$ 2,449
Class A common stock subject to possible redemption	211,684,415				211,684,415		213,257,740
Class A common stock	254				254		217
Additional paid-in capital	9,457,745				9,457,745		7,884,457	24,425
Accumulated deficit	(4,458,570)				(4,458,570)		(2,885,248)	(2,449)
Total stockholders' equity	5,000,004	$ 5,000,005	$ 22,551	$ 22,551	5,000,004	$ 22,551	5,000,001	22,551	$ 23,099
Statement of Operations for the year ended December 31, 2020
Loss before income tax expense							(2,882,799)	(548)
Net loss	(1,911,426)				(1,573,322)		(2,882,799)	(548)
Cash Flows from Operating Activities:
Net loss	(1,911,426)	$ 338,104					(2,882,799)	$ (548)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liability	$ 1,566,668				549,901		2,729,916
Net cash provided by operating activities					(5,000)
Non-Cash Investing and Financing Activities:
Initial classification of warrant liability							9,331,848
Change in Class A common stock subject to possible redemption					$ (1,573,325)		213,257,740
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability
Total liabilities							484,647
Class A common stock subject to possible redemption							225,319,500
Class A common stock							97
Additional paid-in capital							5,154,665
Accumulated deficit							(155,332)
Total stockholders' equity							5,000,005
Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liability
Loss before income tax expense							(152,883)
Net loss							$ (152,883)
Basic and diluted net loss per share, Class A – Public shares (in Dollars per share)							$ 0.00
Basic and diluted net loss per share, Class A – Private placement (in Dollars per share)							(0.03)
Basic and diluted net loss per share, Class B – Common stock (in Dollars per share)							$ (0.03)
Cash Flows from Operating Activities:
Net loss							$ (152,883)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liability
Net cash provided by operating activities
Non-Cash Investing and Financing Activities:
Initial classification of warrant liability
Change in Class A common stock subject to possible redemption							225,319,500
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability							12,061,764
Total liabilities							12,061,764
Class A common stock subject to possible redemption							(12,061,760)
Class A common stock							120
Additional paid-in capital							2,729,792
Accumulated deficit							(2,729,916)
Total stockholders' equity							(4)
Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liability							(2,729,916)
Loss before income tax expense							(2,729,916)
Net loss							$ (2,729,916)
Basic and diluted net loss per share, Class A – Public shares (in Dollars per share)							$ 0.00
Basic and diluted net loss per share, Class A – Private placement (in Dollars per share)							(0.49)
Basic and diluted net loss per share, Class B – Common stock (in Dollars per share)							$ (0.49)
Cash Flows from Operating Activities:
Net loss							$ (2,729,916)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liability							2,729,916
Net cash provided by operating activities
Non-Cash Investing and Financing Activities:
Initial classification of warrant liability							9,331,848
Change in Class A common stock subject to possible redemption							(12,061,760)
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability							12,061,764
Total liabilities							12,546,411
Class A common stock subject to possible redemption							213,257,740
Class A common stock							217
Additional paid-in capital							7,884,457
Accumulated deficit							(2,885,248)
Total stockholders' equity							5,000,001
Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liability							(2,729,916)
Loss before income tax expense							(2,882,799)
Net loss							$ (2,882,799)
Basic and diluted net loss per share, Class A – Public shares (in Dollars per share)							$ 0.00
Basic and diluted net loss per share, Class A – Private placement (in Dollars per share)							(0.52)
Basic and diluted net loss per share, Class B – Common stock (in Dollars per share)							$ (0.52)
Cash Flows from Operating Activities:
Net loss							$ (2,882,799)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liability							2,729,916
Net cash provided by operating activities
Non-Cash Investing and Financing Activities:
Initial classification of warrant liability							9,331,848
Change in Class A common stock subject to possible redemption							$ 213,257,740